FINANCIAL OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Disclosure of deposits from financial obligations [abstract]
FINANCIAL OBLIGATIONS

NOTE 21 – FINANCIAL OBLIGATIONS

21.1          Financial obligations other than issued bonds

a)	Interbank borrowings, overnight funds and borrowings from banks and others

The following is a summary of the financial obligations of Grupo Aval as of December 31, 2022 and 2021:

	December		December
	31, 2022		31, 2021

Local Currency
Interbank funds
Overnight funds	Ps.	10,049	Ps.	8,910
Interbank funds purchased		271,843		972,439
Commitments to transfer open and closed repo operations		2,221,471		3,644,717
Commitments to transfer simultaneous operations		4,106,145		4,422,249
Commitments originated in short positions simultaneous operations		784,651		717,210
Total interbank funds	Ps.	7,394,159	Ps.	9,765,525
Borrowings from banks and others
Borrowings		3,986,088		1,973,866
Leases contracts		1,566,279		1,488,300
Overdrafts in bank checking account		52		—
Other financial obligations		237,993		7,721
Total borrowings from banks and others	Ps.	5,790,412	Ps.	3,469,887

Foreign currency
Interbank funds
Overnight funds		7,199		1,733
Interbank funds purchased		450,762		239,390
Commitments to transfer open and closed repo operations		1,162,612		596,134

	December		December
	31, 2022		31, 2021
Commitments to transfer simultaneous operations		73,189		69,633
Total interbank funds	Ps.	1,693,762	Ps.	906,890
Borrowings from banks and others
Borrowings		18,699,150		18,382,147
Leases contracts		769,665		1,393,857
Andean Development Corporation (Corporación Andina de Fomento)		—		627,600
Letters of credit		1,256,283		1,311,128
Bankers acceptances		3,793,848		1,909,580
Overdrafts in bank checking account		—		30,292
Other financial obligations		—		219
Total borrowings from banks and others	Ps.	24,518,946	Ps.	23,654,823
Total interbank borrowings, overnight funds and borrowings from banks and others	Ps.	39,397,279	Ps.	37,797,125

The amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months as of December 31, 2022 was Ps. 10,952,395 and as of December 31, 2021 was Ps. 11,436,422.

Short-term obligations associated with simultaneous and repo operations as of December 31, 2022 amounted to Ps. 4,179,334 were guaranteed with investments were Ps. 8,894,265.  And short-term obligations associated with simultaneous and repo operations as of December 31, 2021 amounted to Ps. 4,491,882 were guaranteed with investments were Ps. 9,994,115.

Borrowings from development entities

The Colombian Government has established certain credit programs for promoting the development of specific sectors of the economy, including foreign trade, agriculture, tourism, housing construction and other industries. The programs are managed by many entities of the Government such as Banco de Comercio Exterior (“Bancoldex”), Fondo para el Financiamiento del Sector Agropecuario (“Finagro”) and Financiera de Desarrollo Territorial (“Findeter”).

The details of the borrowings from these entities as of December 31, 2022, and 2021 and are as follows:

	Interest rates in force at cut off	December 31, 2022		December 31, 2021
Banco de Comercio Exterior - “BANCOLDEX”	Fix between 2.19% and 18.83%, DTF + 0.30% to 14.00%, IBR + 0.10% to 16.75%, LIBOR6 + 2.95% to 4.02%, SOFR6 + 2.75% to 4.02%	Ps.	1,632,763	Ps.	822,948
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”	Fix between 6.31% and 15.02%, DTF + 0.50% to 2.50% and IBR + 0.40% to 14.95%		722,857		394,391
Financiera de Desarrollo Territorial “FINDETER”	Fix between 4.40% and 18.85%, DTF + 1.00% to 14.59%, IBR + 0.40% to 18.18%, CPI + 0.50% and 6.31%		2,001,655		2,009,930
Total		Ps.	4,357,275	Ps.	3,227,269

The amount of borrowings from development entities due over 12 months as of December 31, 2022 was Ps. 3,854,907, and as of December 31, 2021 was Ps. 3,104,889.

The amount of financial obligations with development entities in Colombian pesos as of December 31, 2022 is Ps.4,241,367 and as of December 31, 2021 is Ps.3,214,706; in foreign currency, as of December 31, 2022 is Ps.115,908 and as of December 31, 2021 is Ps.12,563.

21.2.          Financial obligations from issued bonds

Grupo Aval and some of its subsidiaries have been authorized by the Superintendency of Finance and by the applicable regulatory entities in other jurisdictions to issue either bonds or general guarantee bonds. The bonds issued by Grupo Aval and subsidiaries are non-guaranteed and represent exclusively the obligations of each of the issuers.

The detail of issued bonds as of December 31, 2022 and 2021, by issuance date and maturity date was as follows:

		December		December
Issuer	Issue Date (*)	31, 2022		31, 2021		Maturity Date (*)	Interest Rate (*)
Local Currency
Banco Av. Villas S.A.	23/02/2021	Ps.	361,268	Ps.	475,949	Between 23/02/2024 and 23/02/2026	CPI + 0.71% to 1.36%
Banco de Bogotá S.A.	Between 24/09/2020 and 10/02/2021		906,568		902,331	Between 24/09/2023 and 10/02/2026	CPI + 1.16%; IBR + 1.14% and Fix Between 3.40% and 4.75%
Banco de Occidente S.A	Between 09/08/2012 and 20/08/2020		2,269,916		2,685,078	Between 20/08/2023 and 14/12/2032	CPI + 2.37% to 4.65%; IBR + 1.37% and Fix 5.83%
Corporación Financiera Colombiana S.A.	Between 27/08/2009 and 20/10/2021		3,509,805		3,754,128	Between 23/01/2023 and 19/11/2045	CPI + 1.58% to 5.99%; Fix Between 3.77% and 7.10%
Banco Popular S.A	Between 12/10/2016 and 10/03/2022		2,725,242		2,518,982	Between 04/02/2023 and 10/03/2027	CPI + 2.58% to 4.13%; IBR + 1.59% to 2.68% and Fix Between 5.88% and 10.20%
Grupo Aval Acciones y Valores S.A.	Between 03/12/2009 and 14/11/2019		1,138,143		1,132,101	Between 14/11/2024 and 28/06/2042	CPI + 3.69% to 5.20% and Fix 6.42%
Peso denominated Total		Ps.	10,910,942	Ps.	11,468,569

Foreign Currency
Banco de Bogotá S.A. Under rule 144A.	Between 19/02/2013 and 03/08/2017	Ps.	9,897,818	Ps.	8,509,886	Between 19/02/2023 and 03/08/2027	Fix Between 4.38% to 6.25%
BAC Credomatic and MFH
El Salvador			—		421,097
Honduras			—		334,127
MFH	Between 15/03/2019 and 29/12/2022		331,209		1,569,444	Between 19/01/2023 and 29/12/2032	Fix Between 2.00% to 7.25%
BAC Credomatic and MFH Total		Ps.	331,209	Ps.	2,324,668
Banco Bogotá, BAC and MFH Total		Ps.	10,229,027	Ps.	10,834,554
Grupo Aval Limited	4/02/2020		4,822,146		7,971,392	4/02/2030	Fix 4.38%
Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A.	Between 16/10/2019 and 22/10/2020		2,400,106		1,983,417	Between 16/10/2029 and 22/10/2029	Fix 3.75%
Foreign Currency Total		Ps.	17,451,279	Ps.	20,789,363
Total of Bonds		Ps.	28,362,221	Ps.	32,257,932

(*) This information as of December 31, 2022

The amount of issued bonds due over 12 months as of December 31, 2022 was Ps. 24,405,886 and as of December 31, 2021 was Ps. 25,521,295.

Grupo Aval had no defaults on principal or interest payments or other breaches with respect to its liabilities during the years ended December 31, 2022 and 2021, and Grupo Aval is complying with the related covenants agreed with investors and debtors.

21.3          Analysis of changes in financing during the year

Reconciliation of movements of liabilities to cash flows arising from financing activities:

Reconciliation of movements of liabilities to cash flows arising from financing activities

			Liabilities						Equity								Total
	Notes		Dividends payable		Bonds issued		Leases contracts		Subscribed and paid-in capital		Additional paid-in capital		Appropriated retained earnings		Non-controlling interest
Balance at December 31, 2019		Ps.	631,111	Ps.	21,918,268	Ps.	3,033,502	Ps.	22,281	Ps.	8,445,766	Ps.	10,289,073	Ps.	13,497,702	Ps.	57,837,703
Cash flows from financing activities:
Dividends paid to shareholders			(1,330,241)		—		—		—		—		—		—		(1,330,241)
Dividends paid to non-controlling interest	26		(946,034)		—		—		—		—		—		—		(946,034)
Issuance of debt securities			—		5,733,500		—		—		—		—		—		5,733,500
Interest issuance of debt securities			—		(7,180)		—		—		—		—		—		(7,180)
Payment of outstanding debt securities			—		(2,185,636)		—		—		—		—		—		(2,185,636)
Leases contracts			—		—		(429,636)		—		—		—		—		(429,636)
Redemption of preferred shares			—		—		—		—		—		—		(379,320)		(379,320)
Equity transaction			—		—		—		—		(546)		—		(50,458)		(51,004)
Net cash used in financing activities			(2,276,275)		3,540,684		(429,636)		—		(546)		—		(429,778)		404,449
Cash flows from operating activities:
Accrued interest			—		1,545,009		210,816		—		—		—		—		1,755,825
Interest paid			—		(1,503,675)		(191,924)		—		—		—		—		(1,695,599)
Other Changes			2,294,038		2,260,511		402,975		—		—		(1,336,916)		(957,390)		2,663,218
Total liabilities related to other changes			2,294,038		2,301,845		421,867		—		—		(1,336,916)		(957,390)		2,723,444
Total equity related to other changes			—		—		—		—		25,650		2,349,977		2,671,725		5,047,352
Balance at December 31, 2020		Ps.	648,874	Ps.	27,760,797	Ps.	3,025,733	Ps.	22,281	Ps.	8,470,870	Ps.	11,302,134	Ps.	14,782,259	Ps.	66,012,948
Cash flows from financing activities:
Dividends paid to shareholders			(1,230,841)		—		—		—		—		—		—		(1,230,841)
Dividends paid to non-controlling interest	26		(913,356)		—		—		—		—		—		—		(913,356)
Issuance of debt securities			—		2,932,471		—		—		—		—		—		2,932,471
Interest issuance of debt securities			—		(1,191)		—		—		—		—		—		(1,191)
Payment of outstanding debt securities			—		(1,631,318)		—		—		—		—		—		(1,631,318)
Leases contracts			—		—		(472,084)		—		—		—		—		(472,084)
Redemption of preferred shares			—		—		—		—		—		—		(29,751)		(29,751)
Equity transaction			—		—		—		—		—		—		120		120
Net cash used in financing activities			(2,144,197)		1,299,962		(472,084)		—		—		—		(29,631)		(1,345,950)
Cash flows from operating activities:
Accrued interest			—		1,631,055		173,214		—		—		—		—		1,804,269
Interest paid			—		(1,590,137)		(168,966)		—		—		—		—		(1,759,103)
Other Changes			2,093,857		3,156,256		324,260		—		—		(1,203,000)		(823,551)		3,547,822
Total liabilities related to other changes			2,093,857		3,197,174		328,508		—		—		(1,203,000)		(823,551)		3,592,988
Total equity related to other changes			—		—		—		—		19,929		3,284,253		2,528,917		5,833,099
Balance at December 31, 2021		Ps.	598,534	Ps.	32,257,933	Ps.	2,882,157	Ps.	22,281	Ps.	8,490,799	Ps.	13,383,387	Ps.	16,457,994	Ps.	74,093,086
Cash flows from financing activities:
Dividends paid to shareholders			(414,267)		—		—		—		—		—		—		(414,267)
Dividends paid to non-controlling interest			(615,177)		—		—		—		—		—		—		(615,177)
Issuance of debt securities			—		695,136		—		—		—		—		—		695,136
Payment of outstanding debt securities			—		(7,837,898)		—		—		—		—		—		(7,837,898)
Leases contracts			—		—		(383,472)		—		—		—		—		(383,472)
Equity transaction			—		—		—		—		7,280		—		(22,294)		(15,014)
Net cash used in financing activities			(1,029,444)		(7,142,762)		(383,472)		—		7,280		—		(22,294)		(8,570,692)
Cash flows from operating activities:
Accrued interest			—		2,147,935		148,806		—		—		—		—		2,296,741
Interest paid			—		(2,109,636)		(146,275)		—		—		—		—		(2,255,911)
Other Changes			651,725		3,208,751		(165,272)		1,463		1,082,307		(1,193,728)		(542,353)		3,042,893
Total liabilities related to other changes			651,725		3,247,050		(162,741)		1,463		1,082,307		(1,193,728)		(542,353)		3,083,723
Total equity related to other changes			—		—		—		—		(9,012)		(4,171,242)		(1,538,658)		(5,718,912)
Balance at December 31, 2022		Ps.	220,815	Ps.	28,362,221	Ps.	2,335,944	Ps.	23,744	Ps.	9,571,374	Ps.	8,018,417	Ps.	14,354,689	Ps.	62,887,205